Financial assets at fair value through other comprehensive income - Summary of financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	€ 31,625	€ 30,635
Loan loss provisions	6,101	5,368
Equity securities
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	1,887	2,457
Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	29,095	27,340
Loan loss provisions	39	31
Debt securities | Financial assets at FVOCI
Disclosure Of Financial Assets [Line Items]
Loan loss provisions	21	12
Loans and receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	643	838
Loans and receivables | Financial assets at FVOCI
Disclosure Of Financial Assets [Line Items]
Loan loss provisions	€ 1	€ 1